Long-term debt - Schedule of Long-term Debt (Detail)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 CLP ($)	Feb. 15, 2022 CAD ($)	Jan. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 20, 2021 USD ($)	Apr. 09, 2021 CAD ($)
Debt Instrument [Line Items]
Long-term debt	$ 7,455,134,000					$ 6,211,375,000
Less: current portion	(182,497,000)					(356,397,000)
Long-term debt, excluding current portion	7,272,637,000					5,854,978,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt	$ 1,670,646,000					621,862,000
Senior Unsecured Notes | Senior unsecured bank credit facilities
Debt Instrument [Line Items]
Par value							$ 1,100,000,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes (Green Equity Units)
Debt Instrument [Line Items]
Weighted average coupon	1.18%	1.18%	1.18%
Par value	$ 1,150,000,000
Long-term debt	$ 1,141,763,000					1,140,801,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.47%	3.47%	3.47%
Par value	$ 1,620,000,000
Long-term debt	$ 1,610,497,000					1,689,792,000
Senior Unsecured Notes | Senior unsecured utility notes
Debt Instrument [Line Items]
Weighted average coupon	6.34%	6.34%	6.34%
Par value	$ 142,000,000
Long-term debt	$ 154,748,000					155,571,000
Senior Unsecured Notes | Senior secured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.71%	4.71%	4.71%
Par value	$ 556,216,000
Long-term debt	$ 556,514,000					558,177,000
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.68%	3.68%	3.68%
Par value		$ 1,200,000,000		$ 200,000,000	$ 400,000,000			$ 400,000,000
Long-term debt	$ 928,339,000					1,099,403,000
Senior Unsecured Notes | Senior secured project notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 21,596,000
Long-term debt	$ 16,759,000					18,344,000
Senior Unsecured Notes | Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.12%	4.12%	4.12%
Par value			$ 1,695,000
Long-term debt	$ 72,730,000					77,963,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 5,784,488,000					5,589,513,000
Senior Unsecured Notes | 5.25%, Canadian Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.25%	5.25%	5.25%
Par value		$ 400,000,000
Senior Unsecured Notes | 5.25%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Long-term debt	$ 306,290,000					0
Senior Unsecured Notes | 5.56%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.56%	5.56%	5.56%
Par value	$ 1,387,500,000
Long-term debt	1,364,356,000					621,862,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured revolving credit facilities and delayed draw term facility
Debt Instrument [Line Items]
Long-term debt	370,031,000					368,806,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured bank credit facilities
Debt Instrument [Line Items]
Long-term debt	768,107,000					141,956,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial paper
Debt Instrument [Line Items]
Long-term debt	$ 165,000,000					$ 338,700,000